Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized, asset	[1]	$ 8,805	$ 22,351
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		8,805	22,351
Gross amounts not offset in the balance sheet, financial instruments, asset		0	(544)
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(19,537)	(24,704)
Net amount, asset		(10,732)	(2,897)
Gross amounts of recognized, liability	[1]	(24,854)	(18,667)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(24,854)	(18,667)
Gross amounts not offset in the balance sheet, financial instruments, liability		0	544
Gross amounts not offset in the balance sheet, cash collateral received		2,977	5,221
Net amount, liability		$ (21,877)	$ (12,902)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.